Property, equipment and software, net	12 Months Ended
Dec. 31, 2019
Property, equipment and software, net
Property, equipment and software, net

7.    Property, equipment and software, net

	As of December 31,
	2018	2019
	RMB	RMB
Buildings	2,594	2,594
Leasehold improvements	44,798	45,008
Furniture, office equipment	26,703	21,642
Motor vehicles	10,189	2,825
Software	3,716	4,096
Total Property, equipment and software	88,000	76,165
Less: Accumulated depreciation and amortization	(72,550)	(67,867)
Total Property, equipment and software, net	15,450	8,298

Depreciation and amortization expenses were RMB30,440, RMB14,254 and RMB4,842 for the years ended December 31, 2017, 2018 and 2019, respectively.